Schedule of other (expenses) income (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Grant income	£ 6,381	£ 547,928	£ 1,163,624
Other income		21,272	397,642
Other (expenses)/income	£ 6,381	£ 569,200	£ 1,561,266